Leasing Arrangements – Lessee - Schedule of Information on Profit or Loss Accounts Relating to Lease Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information on Profit or Loss Accounts Relating to Lease Contracts [Abstract]
Interest expense on lease liabilities	$ 66,640	$ 42,419	$ 12,586
Expense on short-term lease contracts	533,654	41,766
Gain on lease modification	$ 3,273